Borrowings - Mainland China Facilities (Details) - Mainland China Facilities ¥ in Millions, $ in Millions	12 Months Ended
	Apr. 03, 2022 CAD ($) facility	Apr. 03, 2022 CNY (¥) facility	Mar. 28, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, number of loan facilities | facility	2	2
Borrowings | ¥		¥ 310.0
Borrowings, interest rate in terms of loan rate	1 year
Borrowings, outstanding amount | $	$ 0.0		$ 0.0
Loan prime rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.15%	0.15%
Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, term	12 months
Term one
Disclosure of detailed information about borrowings [line items]
Borrowings, term	1 month
Borrowings, interest rate payable, period	1 month
Term two
Disclosure of detailed information about borrowings [line items]
Borrowings, term	3 months
Borrowings, interest rate payable, period	3 months
Term three
Disclosure of detailed information about borrowings [line items]
Borrowings, term	6 months
Borrowings, interest rate payable, period	6 months